Note 12 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
12.	Commitments and contingencies

Operating Leases

Rent expense for the three months ended September 30, 2015 and 2014, was $32,836 and $28,813, respectively and for the nine months ended September 30, 2015 and 2014, was $104,747 and $88,654, respectively.

Litigation

The Company is involved in various legal matters that have arisen in the ordinary course of business. While the ultimate outcome of these matters is not presently determinable, it is the opinion of management that the resolution will not have a material adverse effect on the financial position or results of operations of the Company.

13.	Commitments and contingencies

Operating Leases

The Company leases office and warehouse space. Rent expense for the years ended December 31, 2014 and 2013, was $132,814 and $124,286, respectively. Minimum future lease payments under non-cancellable operating leases consist of the following:

Year ending December 31,	Amount

2015	$90,225
Total	$90,225

Capital Leases

The Company leases certain office equipment under an agreement classified as a capital lease. The leased assets serve as security for the lease. The accumulated depreciation of such equipment at December 31, 2014 and 2013 totaled $14,552 and $11,318, respectively. The net book value of such equipment at December 31, 2014 and 2013 totaled $0 and $3,234, respectively.

Litigation

The Company is involved in various legal matters that have arisen in the ordinary course of business. While the ultimate outcome of these matters is not presently determinable, it is the opinion of management that the resolution will not have a material adverse effect on the financial position or results of operations of the Company.